Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of Other current assets
	December 31, 2021	December 31, 2020
Prepaid advertising expense (i)	$-	$1,033,280
Deferred contract costs (ii)	-	272,804
Office rental deposit	203,896	86,287
Interest receivable	78,950	32,416
Prepaid rental fees	45,607	15,827
Prepaid consulting service fees	-	78,627
Others	47,256	94,167
	$375,709	$1,613,408